COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Schedule of Reimbursement Liability
	December 31,
	2 0 1 9	2 0 1 8

Royalties to an ASIC designer	129	120
Reimbursement liability to Predecessor Entity's unit holders	53	65
	182	185